Schedules of Investments (Unaudited)
Pax Global Sustainable Infrastructure Fund	September 30, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 97.9%
COMMUNICATION SERVICES: 14.9%
AT&T, Inc.	76,124	$1,167,742
BCE, Inc.	23,026	965,480
Globe Telecom, Inc.	6,165	212,927
Hellenic Telecommunications Organization SA	4,471	64,922
HKT Trust & HKT, Ltd.	760,000	890,121
Koninklijke KPN NV	56,530	152,991
Lumen Technologies, Inc.	95,015	691,709
Orange SA	96,244	870,482
PCCW, Ltd.	1,279,000	577,032
Singapore Telecommunications, Ltd.	116,500	214,970
SK Telecom Co., Ltd.	24,100	850,817
SoftBank Corp.	105,900	1,057,510
Swisscom AG	721	337,602
Tele2 AB, Class B	91,074	785,930
Telefonica SA	233,734	772,705
Telenor ASA	78,640	719,722
Telia Company AB	271,451	781,801
Telstra Corp., Ltd.	126,142	311,473
Verizon Communications, Inc.	33,086	1,256,275
Vodafone Group PLC	817,736	915,210
		13,597,421

CONSUMER STAPLES: 1.6%
Darling Ingredients, Inc. (a)	6,769	447,769
Sysco Corp.	14,685	1,038,377
		1,486,146

HEALTH CARE: 6.5%
Cigna Corp.	2,372	658,159
CVS Health Corp.	12,016	1,145,965
Encompass Health Corp.	8,569	387,576
HCA Healthcare, Inc.	5,430	997,980
Henry Schein, Inc. (a)	6,882	452,629
IDEXX Laboratories, Inc. (a)	1,375	447,975
Mettler-Toledo International, Inc. (a)	415	449,910

Premier, Inc., Class A	13,729	465,962
Quest Diagnostics, Inc.	3,948	484,380
Select Medical Holdings Corp.	5,605	123,871
Sonic Healthcare, Ltd.	18,216	355,307
		5,969,714

INDUSTRIALS: 29.8% (b)
Advanced Drainage Systems, Inc.	4,966	617,621
Andritz AG	15,985	676,482
Ashtead Group PLC	20,914	939,243
Bloom Energy Corp., Class A (a)	21,118	422,149
Brambles, Ltd.	88,558	647,841
Canadian Pacific Railway, Ltd.	22,057	1,472,382
Carlisle Companies, Inc.	1,766	495,204
China Conch Venture Holdings, Ltd.	264,000	419,797
Clean Harbors, Inc. (a)	4,062	446,739
CSX Corp.	38,758	1,032,513
Ferguson PLC	8,392	870,496
Geberit AG	1,716	735,800
Generac Holdings, Inc. (a)	2,464	438,937
Herc Holdings, Inc.	100	10,388
Hubbell, Inc.	5,084	1,133,732
Kurita Water Industries, Ltd.	19,100	678,111
Lennox International, Inc.	1,340	298,378
Masco Corp.	13,584	634,237
MTR Corp., Ltd.	201,242	923,067
NARI Technology Co., Ltd., Class A	131,670	459,182
Nexans SA	2,209	196,641
Norfolk Southern Corp.	4,854	1,017,641
Pentair PLC	14,136	574,346
Plug Power, Inc. (a)(c)	20,560	431,966
Prysmian SpA	22,539	645,604
Quanta Services, Inc.	6,230	793,640
Schneider Electric SE	19,078	2,154,874
Shimizu Corp.	92,700	453,214
Sunrun, Inc. (a)	9,448	260,670
Union Pacific Corp.	6,082	1,184,895
United Rentals, Inc. (a)	1,673	451,911
Vertiv Holdings Co.	26,866	261,138
Voltronic Power Technology Corp.	11,000	486,787
Waste Management, Inc.	13,240	2,121,179
Watsco, Inc.	1,818	468,062
Watts Water Technologies, Inc., Class A	3,620	455,143

West Japan Railway Co.	13,100	500,736
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	650,800	750,505
Xylem, Inc.	8,471	740,027
		27,301,278

INFORMATION TECHNOLOGY: 9.5%
ASML Holding NV	872	361,251
Cadence Design Systems, Inc. (a)	2,757	450,577
Check Point Software Technologies, Ltd. (a)	41	4,593
China Railway Signal & Communication Corp., Ltd., Class H	1,612,000	443,257
Cisco Systems, Inc.	20,561	822,440
Enphase Energy, Inc. (a)	1,580	438,403
First Solar, Inc. (a)	1,613	213,352
Jack Henry & Associates, Inc.	2,669	486,479
Juniper Networks, Inc.	16,350	427,062
MasterCard, Inc., Class A	3,819	1,085,894
Motorola Solutions, Inc.	2,219	496,989
Oracle Corp. Japan	9,000	477,046
SolarEdge Technologies, Inc. (a)	1,805	417,785
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	17,933	1,229,486
TE Connectivity, Ltd.	3,508	387,143
Xinyi Solar Holdings, Ltd.	945,389	992,786
		8,734,543

REAL ESTATE: 8.0%
Boston Properties, Inc., REIT	1,807	135,471
CapitaLand Ascendas REIT, REIT	506,300	944,423
Cousins Properties, Inc., REIT	5,329	124,432
Covivio, REIT	2,761	133,007
Dexus, REIT	26,702	132,831
Douglas Emmett, Inc., REIT	5,866	105,177
Healthpeak Properties, Inc., REIT	32,425	743,181
ICADE, REIT	9,693	360,843
Medical Properties Trust, Inc., REIT	57,569	682,768
Omega Healthcare Investors, Inc., REIT	31,400	925,986
SL Green Realty Corp., REIT (c)	10,292	413,327
STAG Industrial, Inc., Class A, REIT	21,214	603,114
Ventas, Inc., REIT	16,806	675,097
Welltower, Inc., REIT	6,768	435,318
WP Carey, Inc., REIT	12,704	886,739
		7,301,714

UTILITIES: 27.6% (b)
Acciona SA	5,255	923,597
Adani Green Energy, Ltd. (a)	18,346	509,846
American Water Works Co., Inc.	10,214	1,329,454
Beijing Enterprises Water Group, Ltd.	608,000	139,433
BKW AG	6,659	793,525
Boralex, Inc., Class A	14,440	458,597
Brookfield Renewable Partners, LP	49	1,531
Edison International	22,562	1,276,558
EDP - Energias de Portugal SA	267,198	1,159,643
EDP Renovaveis SA	50,371	1,036,140
Encavis AG	25,930	463,445
Enel Americas SA	9,157,368	964,919
Enel Chile SA	9,593,189	276,868
Enel SpA	387,277	1,588,309
Engie Brasil Energia SA	95,800	683,912
Guangdong Investment, Ltd.	874,000	698,169
Iberdrola SA	222,757	2,077,026
Innergex Renewable Energy, Inc.	35,773	450,351
Mercury NZ, Ltd.	56,705	180,519
Meridian Energy, Ltd.	333,864	895,858
Neoen SA	7,570	252,275
Ormat Technologies, Inc. (c)	7,704	664,085
Orsted A/S	14,948	1,191,367
Pennon Group PLC	42,389	369,853
Power Grid Corp of India, Ltd.	419,006	1,092,695
Severn Trent PLC	35,474	927,347
Solaria Energia y Medio Ambiente SA (a)	28,831	453,464
SSE PLC	76,472	1,291,306
Sunnova Energy International, Inc. (a)(c)	15,658	345,729
United Utilities Group PLC	97,682	964,527
Veolia Environnement SA	41,887	800,552
Verbund AG	11,783	1,006,002
		25,266,902

TOTAL COMMON STOCKS		89,657,718
(Cost $107,246,952)

RIGHTS: 0.0% (d)

COMMUNICATION SERVICES: 0.0% (d)
Globe Telecom, Inc.	465	2,776
(Cost $0)

MONEY MARKET: 0.6%
State Street Institutional U.S. Government Money Market Fund, 2.940% (e)(f)	532,225	532,225
(Cost $532,225)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.071% (e)(f)	543,444	543,444
(Cost $543,444)

TOTAL INVESTMENTS: 99.1%		90,736,163
(Cost $108,322,621)

PAYABLE UPON RETURN OF SECURITIES LOANED: -0.6%		(543,444)

OTHER ASSETS AND LIABILITIES - (NET): 1.5%		1,351,860

Net Assets: 100.0%		$91,544,579

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Security or partial position of this security was on loan as of September 30, 2022. The total market value of securities on loan as of September 30, 2022 was $1,650,931.
(d)	Rounds to less than 0.05%.
(e)	Rate shown represents annualized 7-day yield as of September 30, 2022.
(f)	Premier Class shares

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent of Net Assets
Australia	$1,447,451	1.6%
Austria	1,682,484	1.8%
Brazil	683,912	0.7%
Canada	3,348,341	3.6%
Chile	1,241,787	1.4%
China	3,903,130	4.2%
Denmark	1,191,367	1.3%
France	4,768,676	5.2%
Germany	463,445	0.5%

Greece	64,922	0.1%
Hong Kong	2,390,220	2.6%
India	1,602,542	1.8%
Israel	4,593	0.0%*
Italy	2,233,914	2.4%
Japan	3,166,616	3.5%
Netherlands	514,242	0.6%
New Zealand	1,076,377	1.2%
Norway	719,722	0.8%
Philippines	212,927	0.2%
Portugal	1,159,643	1.3%
Singapore	1,159,393	1.3%
South Korea	850,817	0.9%
Spain	5,262,933	5.7%
Sweden	1,567,730	1.7%
Switzerland	2,254,069	2.5%
Taiwan	1,716,273	1.9%
United Kingdom	5,407,486	5.9%
United States	39,562,706	43.2%
Money Market	532,225	0.6%
Rights	2,776	0.0%*
Other assets and liabilities (net)	1,351,860	1.5%
	$91,544,579	100.0%

*Rounds to less than 0.05%.

September 30, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$ 1,215,496,698	$ -	$ -	$ 1,215,496,698
Cash Equivalents	27,430,976	-	-	27,430,976
Total	$ 1,242,927,674	$ -	$ -	$ 1,242,927,674
Small Cap
Common Stocks	$ 555,709,053	$ -	$ -	$ 555,709,053
Cash Equivalents	27,353,766	-	-	27,353,766
Total	$ 583,062,819	$ -	$ -	$ 583,062,819
US Sustainable Economy
Common Stocks	$ 232,964,922	$ -	$ -	$ 232,964,922
Cash Equivalents	1,649,759	-	-	1,649,759
Total	$ 234,614,681	$ -	$ -	$ 234,614,681
Global Sustainable Infrastructure
Common Stocks	$ 45,310,606	$ 44,347,112	$ -	$ 89,657,718
Rights	2,776	-	-	2,776
Cash Equivalents	1,075,669	-	-	1,075,669
Total	$ 46,389,051	$ 44,347,112	$ -	$ 90,736,163
Global Opportunities
Common Stocks	$ 55,076,661	$ 39,604,406	$ -	$ 94,681,067
Preferred Stocks	-	984,098	-	984,098
Cash Equivalents	1,347,269	-	-	1,347,269
Total	$ 56,423,930	$ 40,588,504	$ -	$ 97,012,434
Global Environmental Markets
Common Stocks	$ 1,194,576,258	$ 775,717,550	$ -	$ 1,970,293,808
Cash Equivalents	49,170,382	-	-	49,170,382
Total	$ 1,243,746,640	$ 775,717,550	$ -	$ 2,019,464,190
Global Women’s Leadership
Common Stocks	$ 518,408,126	$ 186,520,449	$ -	$ 704,928,575
Preferred Stocks	-	480,036	-	480,036
Cash Equivalents	1,456,819	-	-	1,456,819
Total	$ 519,864,945	$ 187,000,485	$ -	$ 706,865,430
International Sustainable Economy
Common Stocks	$ -	$ 712,474,432	$ -	$ 712,474,432
Preferred Stocks	-	367,368	-	367,368
Cash Equivalents	36,682,347	-	-	36,682,347
Total	$ 36,682,347	$ 712,841,800	$ -	$ 749,524,147
Core Bond
Community Investment Notes	$ -	$ 240,105	$ 298,550	$ 538,655
Corporate Bonds	-	259,471,952	-	259,471,952
U.S. Gov't Agency Bonds	-	8,929,039	-	8,929,039
Government Bonds	-	4,998,071	-	4,998,071
Supranational Bonds	-	90,612,778	-	90,612,778
Municipal Bonds	-	15,978,175	-	15,978,175
U.S. Treasury Notes	-	111,594,286	-	111,594,286
Asset-Backed Securities	-	46,774,743	-	46,774,743
Mortgage-Backed Securities	-	191,657,873	-	191,657,873
Certificates of Deposit	-	249,629	-	249,629
Cash Equivalents	14,595,032	-	-	14,595,032
Total	$ 14,595,032	$ 730,506,651	$ 298,550	$ 745,400,233
High Yield Bond
Community Investment Notes	$ -	$ 240,105	$ 510,838	$ 750,943
Common Stocks	1,191,484	-	0	1,191,484
Preferred Stocks	-	-	0	0
Corporate Bonds	-	520,491,029	-	520,491,029
Loans	-	18,025,909	-	18,025,909
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	26,418,363	-	-	26,418,363
Total	$ 27,609,847	$ 539,257,043	$ 510,838	$ 567,377,728
Sustainable Allocation
Affiliated Investment Companies	$ 1,925,715,049	$ -	$ -	$ 1,925,715,049
Cash Equivalents	113,019,852	-	-	113,019,852
Total	$ 2,038,734,901	$ -	$ -	$ 2,038,734,901

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

								Net change in
								Unrealized
	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund	12/31/21	Additions	Reductions	09/30/22	12/31/21	Income	Gains/Losses[1]	Depreciation	09/30/22
Sustainable Allocation
Large Cap	76,137,343	269,222	1,434,720	73,199,887	$ 1,132,162,284	$ 3,166,047	$ (3,945,753)	$ (277,327,828)	$ 811,054,749
Small Cap	4,377,966	4,538	306,373	4,076,131	83,137,569	62,760	(773,361)	(21,461,688)	55,965,280
Global Sustainable Infrastructure	7,758,860	117,523	-	7,876,383	78,752,429	1,010,700	-	(18,091,048)	61,672,081
Global Opportunities	4,015,222	14,619	-	4,029,841	68,861,063	189,165	-	(20,087,660)	48,962,568
Global Environmental Markets	2,851,724	9,134	233,754	2,627,104	72,433,778	163,139	(824,844)	(22,163,851)	44,608,222
Global Women's Leadership	1,992,667	20,216	-	2,012,883	70,400,912	548,462	-	(19,922,798)	51,026,576
International Sustainable Economy	15,930,405	258,583	2,037,387	11,480,289	171,411,156	2,141,067	1,808,689	(47,865,986)	84,494,926
Core Bond	71,152,536	7,201,072	-	78,849,105	726,467,396	11,778,046	-	(119,354,644)	678,890,797
High Yield	13,284,046	2,494,274	-	15,985,610	91,394,238	3,225,952	-	(18,580,341)	89,039,850
Total					$ 2,495,020,825	$ 22,285,338	$ (3,735,269)	$ (564,855,844)	$ 1,925,715,049

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.